Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Line Items]
Due from a third party	$ 1,999,507	$ 2,066,822
Total lent		1,900,000
Repayment of loans	700,000	1,200,000
Related Party [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Due from a third party	$ 100,000	$ 500,000